Share-based compensation plans (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Schedule of number of stock options and weighted average exercisable price

(Number of options)	2020	2019

Beginning of year	8,617,097	8,820,805
Options granted	-	886,740
Options forfeited	(81,991)	(270,025)
Options expired	(1,911,558)	(815,423)
Options exercised [note 16]	(465,009)	(5,000)

End of year	6,158,539	8,617,097

Exercisable	5,076,226	6,290,380

Weighted average exercise prices were as follows:

	2020	2019

Beginning of year	$17.44	$19.75
Options granted	-	15.27
Options forfeited	22.22	22.59
Options expired	20.14	38.43
Options exercised	11.56	16.38

End of year	$16.98	$17.44

Exercisable	$17.73	$18.90

Total options outstanding and exercisable

Total options outstanding and exercisable at December 31, 2020 were as follows:

		Options outstanding		Options exercisable

Option price per share	Number	Weighted average remaining life	Weighted average exercisable price	Number	Weighted average exercisable price

$11.32 - 15.83	3,060,721	5.0	$13.72	1,978,408	$13.85
$15.84 - 26.81	3,097,818	1.8	$20.21	3,097,818	$20.21

	6,158,539			5,076,226

The foregoing options have expiry dates ranging from February 28, 2021 to February 28, 2027.

Compensation expense under equity settled plans

	2020	2019

Stock option plan	$1,011	$4,418
Performance share unit plan(a)	2,650	7,245
Restricted share unit plan	2,903	2,679
Employee share ownership plan	3,174	3,127

Total	$9,738	$17,469

(a) In the fourth quarter of 2019, the performance share unit plan was amended to allow eligible participants to elect payout of their grants in cash or shares, provided they have met their share ownership requirements. As a result, this plan is now considered cash-settled for new grants. Expenses related to PSUs granted in previous years will continue to appear as equity-settled if certain assumptions related to the calculation of fair value are met.

Expenses (recoveries) cash-settled plans

	2020	2019

Deferred share unit plan	$3,765	$(1,001)
Performance share unit plan	20,287	-
Phantom stock option plan	1,340	(436)
Restricted share unit plan(a)	1,849	-

Total	$27,241	$(1,437)

(a) Due to the inclusion of a new group of participants in the RSU plan that are able to elect cash settlement, grants to this group will appear as an expense of a cash-settled plan. Grants to the original group of participants are still disclosed as an expense of an equity-settled plan.

Equity-settled plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Inputs measurement fair value of sharebased plans

Grant date
Mar 1/20

Number of options granted	283,426
Average strike price	$11.45
Expected forfeitures	13%
Weighted average grant date fair values	$11.45

Cash Settled Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Inputs measurement fair value of sharebased plans

	PSU		RSU		Phantom stock options

	Grant date	Reporting date	Grant date	Reporting date	Grant date	Reporting date
	Mar 1/20	Dec 31/20	Mar 1/20	Dec 31/20	Mar 1/20	Dec 31/20

Number of units	636,570	1,720,636	423,180	425,176	112,140	422,291
Expected vesting	102%	129%	-	-	-	-
Average strike price	-	-	-	-	$11.61	$15.66
Expected dividend	-	-	-	-	$0.08	$0.08
Expected volatility(a)	-	22%	-	-	39%	41%
Risk-free interest rate(a)	-	0.1%	-	-	0.6%	0.3%
Expected life of option	3.0 years	1 year	3.0 years	2.2 years	4 years	3.4 years
Expected forfeitures	12%	11%	12%	12%	8%	7%
Weighted average
measurement date fair values	$11.45	$22.01	$11.45	$17.05	$2.85	$5.43

(a) During the first quarter of 2020, the vesting conditions of the PSU plan were amended such that total shareholder return is no longer included for new grants. Due to this change, expected volatility and the risk-free interest rate will no longer be considered in calculating the fair value of new grants.